Expense Example - Prospectus-Investor Class - Payden Floating Rate Fund - Investor Class	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	$ 1,165